iShares
®
Global Consumer Staples ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .1%
Coles Group Ltd. ......................... 317,129 $ 4,532,808
Woolworths Group Ltd. ..................... 288,647 5,647,379
10,180,187
a
Belgium  —  1 .7%
Anheuser-Busch InBev SA/N.V. ............... 233,560 14,990,110
a
Brazil  —  0 .3%
Ambev SA , ADR ......................... 1,005,551 2,483,711
a
Canada  —  2 .6%
Alimentation Couche-Tard, Inc. ................ 178,007 9,721,616
George Weston Ltd. ....................... 37,067 2,557,192
Loblaw Companies Ltd. .................... 134,136 6,063,997
Metro, Inc. ............................. 45,834 3,298,926
Saputo, Inc. ............................ 58,364 1,756,597
23,398,328
a
Chile  —  0 .1%
Cencosud SA ........................... 289,295 928,828
a
Denmark  —  0 .3%
Carlsberg A.S. , Class B .................... 21,391 2,799,727
a
Finland  —  0 .2%
Kesko OYJ , Class B ....................... 64,698 1,459,865
a
France  —  4 .9%
Carrefour SA ............................ 132,226 2,206,266
Danone SA ............................. 152,954 13,796,299
L'Oreal SA ............................. 54,288 23,306,690
Pernod Ricard SA ........................ 47,090 4,032,142
43,341,397
a
Germany  —  0 .5%
Beiersdorf AG ........................... 21,194 2,327,465
Henkel AG & Co. KGaA .................... 22,713 1,728,600
4,056,065
a
Ireland  —  0 .4%
Kerry Group PLC , Class A ................... 38,278 3,497,944
a
Japan  —  5 .9%
Aeon Co. Ltd. ........................... 657,751 10,390,562
Ajinomoto Co., Inc. ........................ 218,600 4,621,202
Asahi Group Holdings Ltd. ................... 359,394 3,767,096
Japan Tobacco, Inc. ....................... 259,900 9,341,401
Kao Corp. .............................. 110,100 4,394,262
Kikkoman Corp. .......................... 229,100 2,080,368
Kirin Holdings Co. Ltd. ..................... 192,196 2,876,984
MEIJI Holdings Co. Ltd. .................... 62,700 1,393,530
Nissin Foods Holdings Co. Ltd. ............... 56,200 1,044,656
Seven & i Holdings Co. Ltd. .................. 566,211 8,134,758
Shiseido Co. Ltd. ......................... 94,500 1,375,250
Unicharm Corp. .......................... 303,700 1,735,262
Yakult Honsha Co. Ltd. ..................... 68,940 1,077,497
52,232,828
a
Mexico  —  1 .1%
Arca Continental SAB de CV ................. 117,063 1,266,874
Fomento Economico Mexicano SAB de CV ....... 401,406 4,053,850
Grupo Bimbo SAB de CV , Series A ............. 326,240 1,071,071
Wal-Mart de Mexico SAB de CV ............... 1,146,754 3,574,472
9,966,267
a
Security Shares Value
a
Netherlands  —  2 .0%
Heineken Holding N.V. ..................... 26,542 $ 1,943,586
Heineken N.V. ........................... 65,329 5,390,094
Koninklijke Ahold Delhaize N.V. ............... 211,935 8,690,794
Magnum Ice Cream Co. N.V. (The)
(a)
............ 116,391 1,847,756
17,872,230
a
Norway  —  0 .5%
Mowi ASA .............................. 105,903 2,547,488
Orkla ASA .............................. 177,754 1,979,422
4,526,910
a
Portugal  —  0 .2%
Jeronimo Martins SGPS SA .................. 65,466 1,557,851
a
Sweden  —  0 .5%
Essity AB , Class B ........................ 139,447 4,009,289
a
Switzerland  —  5 .5%
Barry Callebaut AG , Registered ............... 834 1,363,516
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 233 3,404,566
Chocoladefabriken Lindt & Spruengli AG , Registered . 25 3,666,398
Nestle SA , Registered ..................... 406,841 40,382,680
48,817,160
a
United Kingdom  —  12 .4%
Associated British Foods PLC ................ 68,390 1,953,446
British American Tobacco PLC ................ 469,382 26,609,583
Coca-Cola HBC AG , Class DI
(a)
............... 45,989 2,379,175
Diageo PLC ............................ 526,069 11,335,694
Imperial Brands PLC ...................... 178,157 7,480,847
J Sainsbury PLC ......................... 400,370 1,753,957
Marks & Spencer Group PLC ................. 486,065 2,163,008
Reckitt Benckiser Group PLC ................. 159,212 12,883,333
Tesco PLC ............................. 1,527,208 9,082,047
Unilever PLC ........................... 514,976 33,647,095
109,288,185
a
United States  —  58 .9%
Altria Group, Inc. ......................... 396,647 22,870,666
Archer-Daniels-Midland Co. .................. 113,552 6,528,105
Brown-Forman Corp. , Class B , NVS ............ 41,803 1,089,386
Bunge Global SA ......................... 32,193 2,867,752
Campbell's Company (The) .................. 46,017 1,282,494
Church & Dwight Co., Inc. ................... 56,739 4,757,565
Clorox Co. (The) ......................... 28,822 2,906,122
Coca-Cola Co. (The) ...................... 561,740 39,271,243
Colgate-Palmolive Co. ..................... 190,462 15,050,307
Conagra Brands, Inc. ...................... 113,028 1,956,515
Constellation Brands, Inc. , Class A ............. 33,310 4,595,448
Costco Wholesale Corp. .................... 91,023 78,492,774
Dollar General Corp. ...................... 52,008 6,905,102
Dollar Tree, Inc.
(a)
......................... 44,918 5,525,363
Estee Lauder Companies, Inc. (The) , Class A ...... 58,092 6,083,394
General Mills, Inc. ........................ 126,039 5,860,814
Hershey Co. (The) ........................ 35,011 6,371,302
Hormel Foods Corp. ....................... 69,557 1,648,501
J M Smucker Co. (The) ..................... 25,208 2,465,594
Kenvue, Inc. ............................ 452,678 7,808,696
Keurig Dr Pepper, Inc. ..................... 321,015 8,991,630
Kimberly-Clark Corp. ...................... 78,414 7,911,188
Kraft Heinz Co. (The) ...................... 201,371 4,883,247
Kroger Co. (The) ......................... 144,055 9,000,556
Lamb Weston Holdings, Inc. ................. 33,164 1,389,240
McCormick & Co., Inc. , NVS ................. 59,837 4,075,498

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Consumer Staples ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United States (continued)
Molson Coors Beverage Co. , Class B ........... 40,004 $ 1,867,387
Mondelez International, Inc. , Class A ............ 304,894 16,412,444
Monster Beverage Corp.
(a)
................... 168,525 12,920,812
PepsiCo, Inc. ........................... 263,458 37,811,492
Philip Morris International, Inc. ................ 263,335 42,238,934
Procter & Gamble Co. (The) ................. 282,075 40,424,168
Sysco Corp. ............................ 113,148 8,337,876
Target Corp. ............................ 107,368 10,495,222
Tyson Foods, Inc. , Class A .................. 66,880 3,920,506
Walmart, Inc. ............................ 774,376 86,273,230
521,290,573
a
Total Common Stocks — 99.1%
(Cost: $ 892,879,871 ) ................................ 876,697,455
a
Preferred Stocks
Germany  —  0 .3%
Henkel AG & Co. KGaA , Preference Shares , NVS ... 38,309 3,125,432
a
Total Preferred Stocks — 0.3%
(Cost: $ 3,642,812 ) .................................. 3,125,432
a
Total Long-Term Investments — 99.4%
(Cost: $ 896,522,683 ) ................................ 879,822,887
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(b) (c)
............................ 478,710 $ 478,710
a
Total Short-Term Securities — 0.1%
(Cost: $ 478,710 ) ................................... 478,710
Total Investments —  99.5%
(Cost: $ 897,001,393 ) ................................ 880,301,597
Other Assets Less Liabilities — 0 .5% ...................... 4,473,429
Net Assets — 100.0% ................................. $ 884,775,026
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
.. $ 1,033,369  $ —  $ (1,025,360)
(b)
$ (8,009) $ —  $ —  —  $ 1,207
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 1,670,000  —  (1,191,290)
(b)
—  —  478,710  478,710  50,564  —
$ (8,009) $ —
$ 478,710
$ 51,771  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index ................................................. 47 03/20/26 $ 3,711 $ (32,156)
Euro STOXX 50 Index ................................................................. 2 03/20/26 137 637
FTSE 100 Index ..................................................................... 6 03/20/26 801 5,788
$ (25,731)

iShares
®
Global Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 562,475,854  $ 314,221,601  $ —  $ 876,697,455
Preferred Stocks ......................................... —  3,125,432  —  3,125,432
Short-Term Securities
Money Market Funds ...................................... 478,710  —  —  478,710
$ 562,954,564  $ 317,347,033  $ —  $ 880,301,597
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,425  $ —  $ —  $ 6,425
Liabilities
Equity Contracts ........................................... (32,156) —  —  (32,156)
$ (25,731) $ —  $ —  $ (25,731)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares